Financial Risk Management_Nature And Extent Of Risks Arising From Financial Instruments(Details)	12 Months Ended
Dec. 31, 2018
Credit Risk Member [Domain]
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments Line Items [Line Items]
Description Of Exposure To Risk	Credit risk is the risk of possible losses in an asset portfolio in the event of a counterparty's default, breach of contract and deterioration in the credit quality of the counterparty. For risk management reporting purposes, the individual borrower's default risk, country risk, specific risks and other credit risk exposure components are considered as a whole.
Description Of Objectives Policies And Processes For Managing Risk	The Group manages credit risk by allocating credit risk economic capital limits. In addition, the Group controls the credit concentration risk exposure by applying and managing total exposure limits to prevent an excessive risk concentration to each industry and borrower. The Group has organized a credit risk management team that focuses on credit risk management in accordance with the Group's credit risk management policy. Especially, the loan analysis department of Kookmin Bank, one of the subsidiaries, is responsible for loan policy, loan limit, loan review, credit management, restructuring and subsequent event management, independently of operating department. On the other hand, risk management group of Kookmin Bank is responsible for planning risk management policy, applying limits of credit lines, measuring the credit risk economic capital, adjusting credit limits, reviewing credit and verifying credit evaluation models.
Methods Used To Measure Risk	The Group measures expected losses and economic capital on assets that are subject to credit risk management whether on- or off-balance sheet items and uses expected losses and economic capital as a management indicator.
Liquidity Risk Member [Member]
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments Line Items [Line Items]
Description Of Exposure To Risk	Liquidity risk is a risk that the Group becomes insolvency due to uncertain liquidity caused by unexpected cash outflows, or a risk of borrowing high interest debts or disposal of liquid and other assets at a substantial discount. The Group manages its liquidity risk through analysis of the contractual maturity of interest-bearing assets and liabilities, assets and liabilities related to the other cash flow, and off-balance sheet items related to cash flow of currency derivative instruments and others. Cash flows disclosed for the maturity analysis are undiscounted contractual principal and interest to be received (paid) and; thus, are not identical to the amount in the financial statements that are based on the present value of expected cash flows in some cases. The amount of interest to be received or paid on floating rate assets and liabilities is measured on the assumption that the current interest rate would be the same through the maturity.
Description Of Objectives Policies And Processes For Managing Risk	The liquidity risk is managed by risk management policy and liquidity risk management guidelines which are applied to the risk management policies and procedures that address all the possible risks that arise from the overall business of the Group.
Methods Used To Measure Risk	The Group computes and manages cumulative liquidity gap and liquidity rate subject to every transactions that affect cash flow in Korean won and foreign currencies and off-balance sheet transactions in relation to the liquidity. The Group regularly reports to the Risk Planning Council and Risk Management Committee.
Market Risk Member [Member]
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments Line Items [Line Items]
Description Of Exposure To Risk	Market risk represents possible losses which arise from changes in market factors including interest rate, stock price, foreign exchange rate and other market factors that affect the fair value or future cash flows of financial instruments including securities and derivatives amongst others. The most significant risk associated with trading positions interest rate risks, currency risks and also, stock price risks. In addition, the Group is exposed to interest rate risks associated with non-trading positions. The Group classifies exposures to market risk into either trading or non-trading positions. The Group measures and manages market risk separately for each subsidiary.
Description Of Objectives Policies And Processes For Managing Risk	The Group sets internal capital limits for market risk and interest rate risk and monitors the risks to manage the risk of trading and non-trading positions. The Group maintains risk management systems and procedures; such as, trading policies and procedures, and market risk management guidelines for trading positions, and interest rate risk management guidelines for non-trading positions in order to manage market risk efficiently. The procedures mentioned are implemented with approval from the Risk Management Committee and Risk Management Council. Kookmin Bank, one of the subsidiaries, establishes market risk management policy, sets position limits, loss limits and VaR limits of each business group and approves newly developed instruments through its Risk Management Council. The Market Risk Management Committee, which is chaired by the Chief Risk Officer (CRO), is the decision maker and sets position limits, loss limits, VaR limits, sensitivity limits and scenario loss limits for each division, at the level of each individual business department. The Asset-Liability Management Committee(ALCO) of Kookmin Bank determines the operational standards of interest and commission, the details of the establishment and prosecution of the Asset Liability Management (ALM) policies and enacts and amends relevant guidelines. The Risk Management Committee and Risk Management Council monitor the establishment and enforcement of ALM risk management policies, and enact and amend ALM risk management guidelines. The interest rate risk limit is set based on the future assets/liabilities position and interest rate volatility estimation reflects the annual work plan. The Financial Planning Department and Risk Management Department measures and monitors the interest risk status and limits on a regular basis. The status and limits of interest rate risks including interest gap, duration gap and interest rate VaR (Value at Risk), are reported to the ALCO and Risk Management Council on a monthly basis and to the Risk Management Committee on a quarterly basis. To ensure adequacy of interest rate and liquidity risk management, the Risk Management Department assigns the limits, monitors and reviews the risk management procedures and tasks conducted by the Financial Planning Department. Also, the Risk Management Department independently reports related information to the management.
Methods Used To Measure Risk	Definition of a trading position Trading positions subject to market risk management are defined under the Trading Policy and Guideline, and the basic requirements are as follows: The trading position is not restricted for sale, is measured daily at fair value, and its significant inherent risks are able to be hedged in the market. The criteria for classification as a trading position are clearly defined in the Trading Policy and Guideline, and separately managed by the trading department. The trading position is operated in accordance with the documented trading strategy and managed through position limits. The operating department or professional dealers have an authority to enforce a deal on the trading position within predetermined limits without pre-approval. The trading position is reported periodically to management for the purpose of the Group's risk management Observation method on market risk arising from trading positions Subsidiaries of the Group calculate VaR to measure the market risk by using market risk management systems on the entire trading portfolio. Generally, the Group manages market risk on the trading portfolio. In addition, the Group controls and manages the risk of derivative trading based on the regulations and guidelines formulated by the Financial Supervisory Service.
Currency Risk [Member]
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments Line Items [Line Items]
Description Of Exposure To Risk	Foreign exchange rate risk arises from holding assets and liabilities denominated in foreign currency and foreign currency derivatives. Net foreign currency exposure mostly occurs from the foreign assets and liabilities which are denominated in US dollars and Chinese Yuan.
Methods Used To Measure Risk	The Group sets both loss limits and net foreign currency exposure limits and manages comprehensive net foreign exchange exposures which consider both trading and non-trading portfolios.
Interest Rate Risk Member [Member]
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments Line Items [Line Items]
Description Of Exposure To Risk	Trading position interest rate risk usually arises from debt securities denominated in Korean won. The Group's trading strategy is to benefit from short-term movements in the prices of debt securities arising from changes in interest rates. Managed interest rate risk in non-trading position includes on- or off-balance sheet assets, liabilities and derivatives that are sensitive to interest rate, except trading position for market risk. The interest rate sensitive assets and liabilities are interest-bearing assets and liabilities that create interest income and expenses.
Methods Used To Measure Risk	The Group manages interest rate risk on trading positions using market value-based tools such as VaR and sensitivity analysis (Price Value of a Basis Point: PVBP).
Other Price Risk Member [Member]
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments Line Items [Line Items]
Description Of Exposure To Risk	Stock price risk only arises from trading securities denominated in Korean won as the Group does not have any trading exposure to shares denominated in foreign currencies.
Methods Used To Measure Risk	The trading securities portfolio in Korean won are composed of exchange-traded stocks and derivative instruments linked to stock with strict limits on diversification.
Risk Diversification Effect Member [Member]
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments Line Items [Line Items]
Description Of Exposure To Risk	The Group defines operational risk broadly to include all financial and non-financial risks that may arise from operating activities and could cause a negative effect on capital.
Description Of Objectives Policies And Processes For Managing Risk	The purpose of operational risk management is not only to comply with supervisory and regulatory requirements but also to promote a risk management culture, strengthen internal controls, innovate processes and provide timely feedback to management and employees. In addition, Kookmin Bank established Business Continuity Plans (BCP) to ensure critical business functions can be maintained, or restored, in the event of material disruptions arising from internal or external events. It has constructed replacement facilities as well as has carried out exercise drills for head office and IT departments to test its BCPs.